Condensed Consolidated Income Statements - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Revenue	$ 844.0	$ 806.0	$ 1,783.0	$ 1,481.0
Cost of sales	(32.0)	(46.0)	(65.0)	(77.0)
Gross profit	812.0	760.0	1,718.0	1,404.0
Research and development	(507.0)	(626.0)	(992.0)	(963.0)
Selling, general and administrative	(241.0)	(290.0)	(480.0)	(486.0)
Total operating expense	(748.0)	(916.0)	(1,472.0)	(1,449.0)
Operating income (loss)	64.0	(156.0)	246.0	(45.0)
Income (loss) from equity investments, net	(10.0)	(5.0)	14.0	(12.0)
Interest income, net	29.0	28.0	61.0	52.0
Other non-operating income (loss), net	(19.0)	14.0	(13.0)	13.0
Income (loss) before income taxes	64.0	(119.0)	308.0	8.0
Income tax benefit (expense)	43.0	9.0	22.0	(13.0)
Net income (loss)	$ 107.0	$ (110.0)	$ 330.0	$ (5.0)
Net income (loss) per share attributable to ordinary shareholders
Basic (in USD per share)	$ 0.10	$ (0.11)	$ 0.32	$ 0.00
Diluted (in USD per share)	$ 0.10	$ (0.11)	$ 0.31	$ 0.00
Weighted average ordinary shares outstanding
Basic (in shares)	1,049,000,000	1,025,000,000	1,047,000,000	1,025,000,000
Diluted (in shares)	1,063,000,000	1,025,000,000	1,061,000,000	1,025,000,000
External Customers
Revenue	$ 652.0	$ 644.0	$ 1,467.0	$ 1,179.0
Related Parties
Revenue	$ 192.0	$ 162.0	$ 316.0	$ 302.0